Business Concentrations	12 Months Ended
Dec. 31, 2013
Business Concentrations
15.	Business Concentrations

Significant concentrations in regards to the number of the Partnership’s types of investments at December 31, 2013 were as follows:

	2013
	#	%
Operating leases	A	33%
	B	16%

Equipment notes receivable	C	85%
	D	10%

Investment in SQN Echo LLC	E	10%
	F	11%
	G	14%
	H	27%

Significant concentrations in regards to the number of the Partnership’s investments and related revenue streams for the year ended December 31, 2013 were as follows:

	2013
	#	%
Rental	—	—
Interest	1	80%

SQN AIF IV, GP LLC [Member]
Business Concentrations
13.	Business Concentrations

Significant concentrations in regards to the number of the Fund’s types of investments at December 31, 2013 were as follows:

	2013
	#	%
Operating leases	A	33%
	B	16%

Equipment notes receivable	C	85%
	D	10%

Investment in SQN Echo LLC	E	10%
	F	11%
	G	14%
	H	27%

Significant concentrations in regards to the number of the Fund’s investments and related revenue streams for the year ended December 31, 2013 were as follows:

	2013
	#	%
Rental	—	—
Interest	1	80%